Unique ID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
812500117	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in to ask if the insurance policy would cover removing a dead tree because they are concerned that it may fall on the property. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500006	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer accepted a XX month informal repayment plan for $X.XX starting this month.  On XX/XX/XXXX, the customer stated that could not afford to pay $X.XX.  On XX/XX/XXXX, the servicer confirmed that the payment was correct.  On XX/XX/XXXX, the homeowner promised to pay at the end of the month.  On XX/XX/XXXX, the servicer cannot offer a repayment plan since due the last plan was broken in XXX.  On XX/XX/XXXX, the borrower payment was promised.  On XX/XX/XXXX, the customer scheduled a payment.  On XX/XX/XXXX, the homeowner called regarding the payment scheduled for the end of XXX.  The agent confirmed that there is no payment scheduled.  On XX/XX/XXXX, a payment for $X.XX was made.  On XX/XX/XXXX, the borrower advised that the other borrower passed away and is waiting to have access to the funds.  On XX/XX/XXXX, the surviving borrower advised that the co-borrower passed away and is going through the courts to confirm the estate.  The courts are requesting a XX-month payment history.  The homeowner requested this document be sent via email.  The servicer requested the death certificate.  There was no additional contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500436	XXXX	XXXX		3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower made payment. On XX/XX/XXXX borrower called regarding insurance claim. Servicer advised of documents needed to process claim. Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim is monitored. Claim funds sent to borrower to endorse on XX/XX/XXXX in the amount of $X.XX. Check was mailed to borrower to endorse and was not returned. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding property tax payment. Borrower called XX/XX/XXXX regarding insurance claim. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and requested refund of double payment made earlier in the month. Borrower called XX/XX/XXXX regarding insurance claim check. Borrower called XX/XX/XXXX regarding returned payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim is monitored. Claim funds sent to borrower to endorse on XX/XX/XXXX in the amount of $X.XX. Check was mailed to borrower to endorse and was not returned. Servicer sent email to insurance company on XX/XX/XXXX to determine if check was cashed. There is no evidence of final inspection to verify repairs are completed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500546	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX authorized third party stated payment was already made. Authorized third party called XX/XX/XXXX to make payment on account. Servicer went over escrow account and payment increase. Borrower called XX/XX/XXXX and requested deferral of payment due to death in family. Authorized third party called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500419	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower requested an escrow analysis. On XX/XX/XXXX, the borrower made a payment to the escrow shortage. On XX/XX/XXXX, the borrower called in for a copy of the XXX form. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500910	XXXX	XXXX		3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the authorized third party called in for loan status and payment due. On XX/XX/XXXX the authorized third party called in regarding successor in interest process. On XX/XX/XXXX the borrower called on to make a payment. On XX/XX/XXXX the authorized third party called in for payment information. On XX/XX/XXXX the authorized third party called in for payment due and loan status. There was no further borrower contact made.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501656	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in for assistance options due to death in the borrower’s family. On XX/XX/XXXX, the borrower called in to inquire about the insurance policy premium payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500904	XXXX	XXXX		3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501228	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, successor called because he made XX payment in XXX which should've brought the loan current, but it still shows as he is missing XXX payment. Agent advised that one payment on XX/XX/XXXX wasn't applied because of there wasn't enough funds. No other contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	9/XX/2025
812500959	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to see if servicer received an unspecified check for account yet, which agent confirmed they hade not, as it was sent out on the XX. On XX/XX/XXXX, borrower called for wire instructions. On XX/XX/XXXX, borrower confirmed lump sum payment, and wanted to make another. Agent advised them that it needed to be made in certified funds. On XX/XX/XXXX, borrower called to confirm receipt of principle payments they made, and to schedule a regular payment. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called to verify payment receipt, which agent confirmed. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500898	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an escrow inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a question about late fees. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower inquired about corporate advance fees. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, had an account related inquiry. On XX/XX/XXXX, the borrower requested a XXX statement. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812501344	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to pay shortage on their last payment. No other contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500569	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to go over payment and escrow. On XX/XX/XXXX, the borrower promised to make the payment tomorrow. The borrower called in to make payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501054	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called with wife to inquire about a transfer loan letter they received. Agent reviewed documents but could not locate letter. Borrower wife asked for an email to send the letter to, which agent provided. Borrower stated that she will make payment later on the week. Agent offered to schedule payment, but borrower wife declined. No other contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501208	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX the customer called in to make a payment of $X.XX. On XX/XX/XXXX the customer called in to confirm payments were successfully applied. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Prior modification was also completed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501373	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812501207	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							01/31/2026	1/XX/2026
812500969	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer requested assistance to bring the loan current.  The servicer sent a hardship application.  On XX/XX/XXXX, the servicer confirmed that the loss mitigation package was complete and pending a decision.  On XX/XX/XXXX, the agent advised that a XX-month trial plan was approved with payments of $X.XX starting on XX/XX/XXXX.  On XX/XX/XXXX, the homeowner stated that is considering whether to accept the trial plan or use their retirement funds to reinstate the loan.  On XX/XX/XXXX, a reinstatement quote was requested.  On XX/XX/XXXX, the customer requested a letter showing the status of the account and the past due payment.  The servicer advised that the loan is delinquent for the trial plan that began on XX/XX/XXXX.  The homeowner needs the letter to obtain the funds from XXX.  On XX/XX/XXXX, a payoff quote was requested.  On XX/XX/XXXX, an escrow analysis was requested.  On XX/XX/XXXX, the customer called to report a hardship stemming from divorce and alimony.  On XX/XX/XXXX, the borrower promised to make a payment tomorrow.  On XX/XX/XXXX, the homeowner cited marital difficulties as the reason for delinquency.  The loan was reinstated with a payment for $X.XX.  Owner occupancy was verified.  On XX/XX/XXXX the customer requested the current insurance policy information.  On XX/XX/XXXX, the servicer advised how to change insurance carriers.  On XX/XX/XXXX, the homeowner is interested in disputing credit reports. The servicer advised the customer to put this request in writing.  There is no evidence of a written dispute being received.  On XX/XX/XXXX, the customer plans to send the divorce documents and other proof that the co-borrower lost visa and is no longer in the country.  On XX/XX/XXXX and XX/XX/XXXX, the borrower stated that the ex-spouse has left the left the country.  The homeowner provided the social security number for the former spouse.  There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501442	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XX and XX/XX/XXXX, the borrower requested fees to be refunded. The representative verified the fee was pending a supervisor approval.  On XX/XX/XX the borrower verified if the XX/XX refund was sent out. The servicer confirmed the customer should receive the check soon. On XX/XX/XXXX, the borrower made a payment of $X.XX, was provided with the total due, and was offered repayment options. On XX/XX/XX the customer called to verify why the privacy letter was sent. The representative discussed general information as to what the letter was about and also provided the XXX counseling hotline number. The account continues to remain performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500918	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to verify loan was current and requested documentation stating current status. On XX/XX/XXXX the successor in interest called in for a verification of mortgage. On XX/XX/XXXX the successor in interest was told that request made on XX/XX/XXXX needs to be in writing. On XX/XX/XXXX the borrower was told document requested is still pending. On XX/XX/XXXX the successor in interest called in for verification of mortgage to be sent via email. On XX/XX/XXXX the successor in interest called on for copy of verification of mortgage. On XX/XX/XXXX the successor in interest called in for late fee waiver. On XX/XX/XXXX the successor in interest called in and was told of wet signature needed for verification of mortgage. On XX/XX/XXXX the authorized third party called on for update on verification of mortgage and was told of wet signature needed.  On XX/XX/XXXX and XX/XX/XXXX the authorized third party called in for update on document requested advised still processing. On XX/XX/XXXX the authorized third party called in for copy of verification of mortgage. There was no further borrower contact made.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500843	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							01/31/2026	2/XX/2026
812500936	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact evident. There were XX outbound attempts between XX/XX/XXXX and XX/XX/XXXX, when commentary cut off. Loan performed for the entire review period.
							01/31/2026	7/XX/2025
812501204	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called and stated wanted to remove Authorized Third Party, Pinnacle Estate Properties Inc., from account. The agent advised need to submit a written request. The borrower also stated would like to get own Policy and pay own Insurance, not have it escrowed. Borrower was also advised to request in writing. On XX/XX/XXXX, The borrower called to request funds from suspense account be applied to the Corp. fees. On XX/XX/XXXX, The borrower called to advise Servicer that the payment will be late this month due to change in pay date but will try to make payment prior to end of Month. The borrower also stated received a letter stating mortgage will be transferred to a different Servicer. The agent advised when loan is transferred borrower will be sent a goodbye letter. On XX/XX/XXXX, the borrower called and stated check has been late but will make payment later in Month. The borrower refused informal Forbearance. There was no additional contact with the borrower during the review period. The loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500820	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to go over escrow statement. On XX/XX/XXXX the borrower called in regarding escrow and was told of shortage. On XX/XX/XXXX the borrower called regarding fees being charged. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in for breakdown of fees and requested escrow spread over XX months. There was no further contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500309	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. The borrower made payments on XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501095	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, servicer called for payment. Borrower stated she was in an accident and recently got out of the hospital. Borrower stated that husband takes care of the mortgage payment, and sometimes pays late. No other contact with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812501170	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to verify payment made. There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding returned payment. On XX/XX/XXXX the borrower called in regarding another returned payment. On XX/XX/XXXX the borrower called in to make a payment. There was no further borrower contact made
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501384	XXXX	XXXX		3
[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, power of attorney called to report many XXX issues. On XX/XX/XXXX, borrower called with authorized daughter regarding repair estimate, and agent sent via email. No other contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Unspecified XXX issues mentioned on XX/XX/XXXX. No evidence of insurance claim being opened, and no evidence that the issues were addressed in any way.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500567	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact evident during review period, despite numerous outbound attempts. Loan was XX days past due three times during the last XX months, but otherwise performed. Loan is current.
							01/31/2026	2/XX/2026
812500740	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an escrow related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	12/XX/2025
812500009	XXXX	XXXX		3
[3] Bankruptcy -: Multiple Bankruptcy Filings - 2

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX, the homeowner questions the fees listed on the mortgage statement.  On XX/XX/XXXX, the borrower requested a copy of the year end statement be sent via email.  On XX/XX/XXXX, the customer called to confirm that the balances are all paid for bankruptcy to be dismissed.  The agent advised that the homeowner could send a written request to customer service to dispute the $X.XX showing as fees on the billing statement.  On XX/XX/XXXX, the bankruptcy attorney called to advise that will send authorization to speak with the customer.   The borrower disputed the $X.XX corporate fees showing on the billing statement per notes dated XX/XX/XXXX.  The servicer determined the fees for $X.XX dated XX/XX/XXXX was valid per comments dated XX/XX/XXXX.  The unpaid fee balance was confirmed to be accurate on XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment for $X.XX.  There was no additional contact. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A chapter XX bankruptcy filed in XX/XXXX was dismissed on XX/XX/XXXX per notes dated XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501225	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX, the borrower called in a payment of $X.XX. On XX/XX/XXXX, the servicer confirmed a payment of $X.XX included a late fee of $X.XX and corporate fee of $X.XX. The customer also discussed repayment and modification information. XX/XX/XXXX the customer made a payment. On XX/XX/XXXX, the borrower made a payment of $X.XX. On XX/XX/XXXX, the customer made a one-time payment of $X.XX and verified lender placed insurance was on the account. On XX/XX/XXXX, a payment of $X.XX was submitted. On XX/XX/XXXX, the borrower discussed a short-term hardship and secured a payment of $X.XX. The account has been performing for the entire XX-month review and remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501346	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	1/XX/2026
812500260	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with borrower and multiple attempts to contact borrower were not successful. Borrower brought loan current without assistance. Loan is performing.
							01/31/2026	1/XX/2026
812501333	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX, agent called and spoke to borrower who scheduled a payment of $X.XX for XX/XX/XXXX. On XX/XX/XXXX, the borrower called in trying to see the Insurance and why it was not paid. There was no additional contact with the borrower during the review period. The loan is Performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501177	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	12/XX/2025
812500514	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	1/XX/2026
812500133	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with borrower and no attempts to contact borrower. Loan has been performing for the duration of the review.
							01/31/2026	1/XX/2026
812500853	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX no contact occurred between the parties. On XX/XX/XXXX the borrower called to request their payment history. Agent placed request and advised in order for servicer to start reporting payments, an affirmation would need to be filed. No further contact occurred between the parties during the review period. The loan is current and performing,  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500838	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX there was no contact between the parties. On XX/XX/XXXX the agent contacted the borrower for payment, but the borrower could not make one. Borrower advised they would call to make a payment once their XXX tax return came in. Borrower advised the coborrower was unemployed. The agent sent retention options to borrower via email. No contact occurred between the parties from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower discussed a modification with the agent and said the coborrower was unemployed. On XX/XX/XXXX the borrower called to schedule a payment on XX/XX and another XX on XX/XX to get caught up. Borrower was hoping to use an XXX refund and would call to reschedule the XX payment if they didn't receive it in time. Borrower advised the other borrower was unemployed. Borrower disputed the modification application being denied. On XX/XX/XXXX the borrower confirmed the property was owner-occupied and wants to retain the property. Borrower wanted to reschedule a payment from XX/XX/XXXX to XX/XX/XXXX. NO further contact occurred during the review period. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500710	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501093	XXXX	XXXX		3	[3] Loan has evidence of title issue(s). [3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower requested a reinstatement quote. On XX/XX/XXXX the borrower called to advise that the reinstatement funds were wired. On XX/XX/XXXX the borrower called to confirm that the reinstatement funds were received. On XX/XX/XXXX the borrower called to confirm that the foreclosure was lifted from the account. On XX/XX/XXXX the borrower called to speak with the insurance department regarding property damage. On XX/XX/XXXX the borrower called to discuss the late fees on the account. On XX/XX/XXXX the borrower called to speak to the insurance department. On XX/XX/XXXX and XX/XX/XXXX the borrower called to check on the status of the missing loss draft claim check. On XX/XX/XXXX the borrower called to check on the status of the loss draft claim check. The agent advised that the claim check was submitted on XX/XX/XXXX. On XX/XX/XXXX the borrower called to speak with the insurance department regarding an insurance check. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The comments on XX/XX/XXXX indicate that there is an outstanding XXX lien on title in the amount of $X.XX. There is no evidence that the lien was PIF.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX the borrower called to speak with the loss draft department regarding property damage. On XX/XX/XXXX a stop pay was placed on the loss draft claim check in the amount of $X.XX. The claim check was released to the borrower on XX/XX/XXXX. There is no evidence that the repairs were 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501104	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, serivcer called for payment, which borrower said they already made online. No other contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500711	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no borrower contact made during XX/XXXX to XX/XXXX review period
							01/31/2026	2/XX/2026
812500456	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812501190	XXXX	XXXX		2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No comments in file during the review period due to loan is in Bankruptcy.
							01/31/2026	1/XX/2026
812501076	XXXX	XXXX		2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner paid $X.XX.   On XX/XX/XXXX, the deferred balance and maturity date were discussed.  On XX/XX/XXXX, the servicer confirmed that the bankruptcy had been discharged in XXXX.  A billing statement was requested to be sent via email.  On XX/XX/XXXX, the customer paid $X.XX and verified occupancy.  On XX/XX/XXXX, the borrower inquired about the active bankruptcy status.  The account details were verified and the agent verified that the loan has been current for the last XX months.  There was no additional contact. The loan is performing under an active Chapter XX bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  The Chapter XX (case # XXX) discharged on XX/XX/XXXX was closed on XX/XX/XXXX.  The notice of final cure was filed on XX/XX/XXXX. There is no evidence of the bankruptcy closure as of the review date.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500015	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower stated that someone had stolen from them which had caused the account to go into foreclosure. They refused to pay the advance fees.  On XX/XX/XXXX the borrower called to discuss the escrow shortage details. On XX/XX/XXXX the borrower stated that they already made a payment and was advised of the outstanding fees on the account. On XX/XX/XXXX the borrower stated that they went to court for mediation and they do not owe any corporate advance fees. They had questions regarding the billing statement and stated that they will be sending over a letter from the court. There was no contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower requested a breakdown of the corporate advance fees and had questions regarding the escrow shortage. On XX/XX/XXXX the borrower called to pay the escrow shortage in full. On XX/XX/XXXX the co-borrower called to check on the status of the escrow and insurance payment that was made towards the escrow shortage. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812501205	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in for loan status and stated will call back to go over repayment plan option. On XX/XX/XXXX the borrower was told repayment plan is not an option requested loss mitigation package, On XX/XX/XXXX the borrower in and stated will be sending in XX payments today. On XX/XX/XXXX the borrower called in to verify payment received and was told not yet, the borrower was told it will be sent back due to needing a minimum of XX payments at this time.  On XX/XX/XXXX the borrower was called and informed that XX payment received will be returned and was told of online application option. On XX/XX/XXXX the borrower called in for options to make payments. On XX/XX/XXXX the borrower called and was told payment accepted in certified funds only. On XX/XX/XXXX the borrower called in regarding missing payment sent in and requested reinstatement quote. On XX/XX/XXXX the borrower was told that $X.XX check sent in will be sent that due to less than reinstatement amount the borrower was also told of loss mitigation documents needed to start review. On XX/XX/XXXX the borrower called in to confirm reinstatement quote was sent. On XX/XX/XXXX the borrower called in for status of check sent in advised still not located. On XX/XX/XXXX the borrower called in to confirm wire was received. On XX/XX/XXXX the borrower called in to request the $X.XX funds in suspense to be applied to monthly payments. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500016	XXXX	XXXX		3
[3] Property Damage - Other Natural Causes - No evidence of resolution

[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower stated that the insurance was cancelled due to needing a new XXX. They are currently seeking new insurance. On XX/XX/XXXX the borrower stated that they received a refund check from the insurance company and made a payment. The borrower made a promise to send updated insurance information. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX an authorized third party stated that they received an insurance refund back in XXX, however they are still XX outstanding insurance payments that need to be refunded. The borrower has new insurance on file, but the new policy information is not reflected in the escrow analysis. A request was submitted to update the insurance information. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX the borrower stated that the insurance was cancelled due to the subject property needing a new XXX. There is no evidence that a claim was filed or that the XXX was repaired/replaced.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	12/XX/2025
812501359	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called regarding a letter they received stating the loan was transferred to another Servicer and requested a copy of the Deed. The agent advised borrower to send in a written request. There was no additional contact with the borrower during the review period. The loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812501038	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments online.
							01/31/2026	11/XX/2025
812500507	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower made a promise to pay. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500470	XXXX	XXXX		3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501336	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XX the borrower discussed why the payment was returned and discussed repayment options. The customer confirmed the authorized third party would call in a payment to bring the account current. The servicer provided the XXX counseling hotline if ever needed. On XX/XX/XXXX, the customer and authorized party discussed payments made and the non- sufficient funds fee placed on the loan. The servicer verified that after the escrow analysis, the new monthly payment would be $X.XX and due for XX/XX/XXXX. On XX/XX/XXXX, XX/XX/XX the authorized used called in a payment on the account. On XX/XX/XX a payment of $X.XX was also made.XX/XX/XXXX the borrower requested a copy of the billing statements and XXX from XXXX. On XX/XX/XXXX, the authorized user submitted a payment of $X.XX, confirmed the interest paid and requested a copy of the XXX. On XX/XX/XX the authorized party made a payment of $X.XX. The account remains current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501390	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no customer contact made from XX/XX/XXXX-XX/XX/XXXX.
							01/31/2026	2/XX/2026
812501345	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower’s SII had an account related inquiry. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500859	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an insurance related inquiry. On XX/XX/XXXX, the borrower called in to make sure their most recent payment was received. On XX/XX/XXXX, the borrower had an escrow shortage inquiry. On XX/XX/XXXX, the borrower had a modification inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower promised to resubmit their payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500147	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding credit report; loan was in foreclosure XX/XXXX and would like removed from bureau. Servicer advised reporting is accurate and cannot be removed but can contact credit bureau for assistance. Borrower called XX/XX/XXXX and stated payment was scheduled for XX/XX/XXXX. Borrower called XX/XX/XXXX and requested late fee waiver. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501175	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact made during the review period of XX/XXXX to XX/XXXX
							01/31/2026	1/XX/2026
812501079	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, co-borrower called in to know more about her escrow analysis. Agent advised that her payment went up due to an escrow shortage. Borrower said she would make payment within the following XX weeks. Borrower also said they would shop around for homeowners insurance and get back to servicer with the new declaration page. On XX/XX/XXXX, borrower called to make a payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500315	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had a question about the assumption process. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500846	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower stated they changed insurance carriers. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500256	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower requested a password reset. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812501189	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact during the review period with the borrower. The loan remained performing.
							01/31/2026	1/XX/2026
812500821	XXXX	XXXX		2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower called regarding billpay information. On XX/XX/XXXX, servicer called for payment, which borrower had already made. On XX/XX/XXXX, borrower called to schedule a payment for XX/XX/XX after they were unable to do so over AI system. No further borrower contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500506	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							01/31/2026	2/XX/2026
812501202	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	2/XX/2026
812501195	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	2/XX/2026
812500833	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower was called for payment, the borrower stated will make payment today. On XX/XX/XXXX the borrower was called for payment, the borrower requested to have payment reminders to be sent via email or regular mail and not phone calls. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501041	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower requested a XX-month payment history. On XX/XX/XXXX the borrower stated that they have been requesting two years of payment history. A supervisor sent the payment history to the borrower. On XX/XX/XXXX the co-borrower called to obtain the total amount due. On XX/XX/XXXX the borrower called to make a fee payment. On XX/XX/XXXX the borrower called to pay off the fees on the account. On XX/XX/XXXX the borrower called to advise that they will be sending in updated insurance information. On XX/XX/XXXX the borrower stated that they sent over the master insurance policy via fax for the association. There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500830	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX no contact occurred between the parties. ON XX/XX/XXXX the agent called for payment and was advised they made a payment online that day. The agent confirmed and informed them XXX payments were still be processed. No further contact occurred during the review period. The account is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501107	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called for assistance with online registration and to discuss lender placed insurance. No other contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500510	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact evident, as commentary cuts off XX/XX/XXXX and loan performed during the entire review period.
							01/31/2026	2/XX/2026
812501174	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							01/31/2026	2/XX/2026
812501379	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a modification inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500299	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment toward fees. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500864	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower during the review period from XX/XX/XXXX through XX/XX/XXXX.
							01/31/2026	2/XX/2026
812501349	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No comments in file during the review period.
							01/31/2026	2/XX/2026
812501378	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no customer contact from XX/XX/XXXX-XX/XX/XXXX.
							01/31/2026	2/XX/2026
812501200	XXXX	XXXX		2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy [2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they set up a payment. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX and the loan is in bankruptcy. Contact with the borrower on XX/XX/XXXX and they set up a payment via debit. No further contact with the borrower and the loan is in bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501081	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated that the hardship was due to a curtailment of income.  The agent discussed repayment plans and modifications.  The customer declined setting up a repayment plan since just made a payment online.  Owner occupancy was verified.  There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501219	XXXX	XXXX		2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	1/XX/2026
812501414	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about the escrow shortage. On XX/XX/XXXX, the borrower requested another escrow analysis. On XX/XX/XXXX, the borrower advised that they have new insurance coverage. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501096	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500560	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. One of the borrowers is deceased. Borrower called each month from XX/XX/XXXX to XX/XX/XXXX to make payments on account.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500553	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated they were not interested in loss mitigation. On XX/XX/XXXX, the borrower stated they were working with XXX to get reinstatement funds. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower stated they were working with XXX to get reinstatement funds. On XX/XX/XXXX, the borrower requested a reinstatement quote. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower called in to confirm the loan’s reinstatement amount. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower requested a reinstatement quote. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower called in to make sure the loan was no longer in foreclosure. On XX/XX/XXXX, the borrower called in to make sure the loan was no longer in foreclosure. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a billing statement inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a question about fees. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a question about fees. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500284	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment and requested funds in suspense be applied to fees on account. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501191	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							01/31/2026	1/XX/2026
812500276	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							01/31/2026	3/XX/2025
812501443	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they stated the mortgage amount on their credit report was increased due to escrow shortage. No further contact with the borrower and the loan remained performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500267	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	2/XX/2026
812501426	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] Occupancy - Vacant

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to request a loss mitigation application and stated will be making a payment next week. On XX/XX/XXXX the borrower requested assistance to bring loan current. On XX/XX/XXXX the borrower was called for payment and stated will make a payment once paycheck comes in. On XX/XX/XXXX the authorized third party called in and was told of probate document needed, On XX/XX/XXXX the borrower was called for payment and stated authorized third party will be making payment. There was no further borrower contact made.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812501173	XXXX	XXXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about a corporate advance fee showing on the account. On XX/XX/XXXX, the borrower called in to speak with the insurance department about getting an insurance claim check endorsed. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, the borrower called in to speak with the insurance department about getting an insurance claim check endorsed. No further details were provided and there is no evidence of completed repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501085	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX as the loan was performing. There was no evidence of skip tracing and there were XX failed outbound contact attempts. No detrimental issues were noted. The loan is currently performing.
							01/31/2026	2/XX/2026
812501188	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to make a payment. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812501218	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							01/31/2026	1/XX/2026
812500709	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no borrower contact made during the review period XX/XXXX to XX/XXXX
							01/31/2026	1/XX/2026
812500848	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they wanted the LN and they were offered ACH and they declined. Contact with the borrower on XX/XX/XXXX and they wanted to secure a payment with a credit card. The customer was informed can not take a credit card but can take a check by phone. Contact with the borrower on XX/XX/XXXX and they stated submitted a payment on XX/XX/XXXX. The customer was informed it was returned and a payment was set up for XX/XX/XXXX. Contact attempts from XX/XX/XXXX through XX/XX/XXXX and no contact. Spoke to the borrower on XX/XX/XXXX and they were inquiring on the hazard claim showing on the billing statement. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500813	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, agent called for payment, which borrower had already paid. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501412	XXXX	XXXX		2	[2] Current Status - Bankruptcy [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact or outbound attempts during the review period, as there is an active bankruptcy. Loan performed during review period.
							01/31/2026	2/XX/2026
812501080	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							01/31/2026	2/XX/2026
812501110	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501223	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted within the available comments. The loan is current as of the review date.
							01/31/2026	4/XX/2025
812501431	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to discuss escrow shortage. On XX/XX/XXXX, borrower called regarding escrow analysis and returned checks because of increased of escrow. Borrower stated they were unemployed due to health issues. Agent discussed assistance options with borrower. No further contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812501380	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to go over options to bring loan current, was informed of reinstatement and loss mitigation options. On XX/XX/XXXX the borrower called in to request a reinstatement quote. On XX/XX/XXXX the borrower called in for loan status and was told due to upcoming sales date a loss mitigation review was not an option. On XX/XX/XXXX the borrower called in to confirm the address for wire information. On XX/XX/XXXX the borrower called in for loan status and was told wire received and loan was current there was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501332	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after attempts were made. Contact with the borrower on XX/XX/XXXX and they submitted a payment via debit on XX/XX/XXXX. No further contact with the borrower and the loan remained performing. Attempts were made to contact the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500022	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the co-borrower from XX/XX/XXXX-XX/XX/XXXX. The comments indicate that borrower 1 is deceased. No other detrimental issues were noted. The loan is currently performing.
							01/31/2026	1/XX/2026
812500371	XXXX	XXXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an insurance related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, the borrower stated they needed to file an insurance claim. The type of damage was not provided. As of the review date, the status of the insurance claim is unknown. There is no evidence that repairs were 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501180	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested the Servicer’s wiring instructions. On XX/XX/XXXX, the borrower had an insurance related inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had a refinance inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812501352	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501105	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called for third party authorization information. On XX/XX/XXXX, borrower called to make a payment, discuss reinstatement., and assistance options. On XX/XX/XXXX, borrower promised to pay, On XX/XX/XXXX, borrower called for wire instructions to send reinstatement. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812501090	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact or outbound attempts evident. Loan performed for the entire review period.
							01/31/2026	1/XX/2026
812501436	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, authorized third party called because she got her escrow analysis and she saw mortgage insurance on there and wanted to know how to remove it. Agent advised them to send written request. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, authorized third party called to find out if a payment that was made on XX/XX was received and to verify her auto-draft was going to withdraw payment. On XX/XX/XXXX, authorized third party called in to confirm the payment she set up is pending. and agent confirmed it was. Authorized third party stated that her due date should be the XX each month. Agent advised that the due date is actually on the XX. She referenced her modification from XX/XX/XXXX that applies that new due date, and agent advised her to send in her documents. She also requested a payoff be produced.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500239	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is performing.
							01/31/2026	2/XX/2026
812501351	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower requested an escrow analysis. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a question about their escrow payment. On XX/XX/XXXX, the borrower had a question about their escrow payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower called in to have their insurance payment removed from their escrow. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500249	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower is deceased. On XX/XX/XXXX authorized third party called to make payment on account. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500834	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to discuss late fee. Agent explained it was corporate advance that had been there for at least a year, but was not a repeated payment. Borrower then scheduled a payment for the following day. On XX/XX/XXXX, borrower promised to pay by XX of the month. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501418	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to know about a check they got for their insurance policy. The customer was informed not able to confirm the amount. Contact with the borrower on XX/XX/XXXX and they stated they took care of the refund check. The borrower stated they will be making a mortgage payment today. No further contact with the borrower and the loan remained performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501338	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to ask why the corporate advance was on the account. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500477	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							01/31/2026	2/XX/2026
812501375	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the Successor in Interest (SII) from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the SII called in for account status. On XX/XX/XXXX, the SII called in to ask about assuming the loan. On XX/XX/XXXX, the SII promised to make a payment soon. On XX/XX/XXXX, the SII asked about assumption again and was told that they would have to refinance the loan. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500852	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in to check on the status of their bankruptcy case. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500268	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact attempts but no contact until XX/XX/XXXX. On XX/XX/XXXX, the borrower called and started to inquire what to do since spouse has recently passed away. The payment was made and account is current. The borrower needed help getting online and was successful in setting up account. No further contact was made with borrower. The account is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812501106	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to discuss escrow analysis. On XX/XX/XXXX, borrower called regarding name change. On XX/XX/XXXX, borrower called to update contact information. On XX/XX/XXXX, borrower made a payment that they mistakenly thought they already made. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500819	XXXX	XXXX		3	[3] Property Damage - Fire - No evidence of repair [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they wanted to know the amount to reinstate the loan. The customer was informed of loss mitigation options. Contact with the borrower on XX/XX/XXXX and they stated will be sending in reinstatement payment next week. Made attempts to contact the borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they stated the property was in a XXX and in the process of XXX. Contact with the borrower on XX/XX/XXXX and they wanted the reinstatement quote. Contact with the borrower on XX/XX/XXXX and they stated will go to the library and get on the computer to send in a payment. Contact with the borrower on XX/XX/XXXX and they stated they were in a XXX and they will need assistance. Contact with the borrower on XX/XX/XXXX and they stated sent in payment. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage to the property and last indication XX% of the repairs were completed on the property. Property is being XXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500716	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding escrow account. On XX/XX/XXXX the authorized third party called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment for late charges. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a principal payment. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500020	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	3/XX/2025
812500872	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500826	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812501078	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the successor in interest inquired about a $X.XX check that was issued in the borrower's name. An agent instructed the successor to send in a XXX form to have the check reissued. On XX/XX/XXXX the successor in interest called to request a payoff quote. There has been no further communication with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501216	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and third party and they wanted the reinstatement amount on the loan. Contact with the borrower on XX/XX/XXXX and they wanted to set up ach payments and follow up on the reinstatement quote. Contact on XX/XX/XXXX with the borrower and third party and they plan to pay and reinstate the loan. The customer stated they have had excessive obligations. Contact with the borrower on XX/XX/XXXX and third party and they wanted to go over the reinstatement numbers. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to set up autopay. The customer was informed of the portal to set up the auto pay. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke with the borrower and third party on XX/XX/XXXX and they made a payment for the escrow shortage. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812501425	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX the borrower called in to discuss the status of the escrow check. On XX/XX/XXXX the borrower requested an escrow analysis and a new check to be issued in the primary borrower's name. On XX/XX/XXXX the customer made a payment of $X.XX was made. On XX/XX/XXXX, the borrower called in to discuss taxes and confirmed if the escrow check was issued. The servicer verified there was a surplus of $X.XX and submitted a request to have the refund sent out. On XX/XX/XXXX and XX/XX/XXXX the customer made a payment of $X.XX. On XX/XX/XXXX, the borrower customer requested the escrow refund check to be re-issued under the primary borrower, rather than the co-borrower. On XX/XX/XXXX, the customer submitted a payment of $X.XX. On XX/XX/XXXX, the borrower called to verify the status of the escrow refund check. The servicer verified the check for $X.XX was re-issued XX/XX/XXXX. On XX/XX/XXXX the customer requested help with making the payment. The borrower made a payment of $X.XX. On XX/XX/XXXX, the borrower called in a payment of $X.XX. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	12/XX/2025
812501330	XXXX	XXXX		3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower stated the subject property had XXX and XXX. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments, dated XX/XX/XXXX, reflect the subject property had XXX and XXX. There is no evidence that a loss draft claim was filed or that repairs are 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500356	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Despite several contact attempts from the servicer, there has been no contact with the borrower during the review period. The loan is currently performing.
							01/31/2026	1/XX/2026
812500818	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX no contact occurred between the parties. On XX/XX/XXXX the borrower called and gave authorization for spouse to make a payment for $X.XX by phone. No further contact occurred during the review period. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500571	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called for their XXX tax form and their last billing statement. On XX/XX/XXXX, borrower called to inquire about a home equity loan through servicer. Agent let him know that servicer doesn't offer that, and provided their principal balance amount. Borrower then wanted to know how much was paid for taxes and insurance tin the past year. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501348	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX, borrower called to make payments. On XX/XX/XXXX, borrower promised to make payment. On XX/XX/XXXX, borrower called to make a payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500845	XXXX	XXXX		3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no borrower contact made during the review period XX/XXXX to XX/XXXX.
							01/31/2026	2/XX/2026
812501388	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX and the loan remained performing.
							01/31/2026	2/XX/2026
812500279	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Successor in Interest (SII) had not called in and there were no attempts to contact the SII from XX/XX/XXXX to XX/XX/XXXX.  On XX/XX/XXXX, the SII called in to make a payment. The SII made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the SII. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500568	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with borrower and XX attempt to contact borrower was not successful. Loan has been performing for the duration of the review.
							01/31/2026	2/XX/2026
812501083	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX SII called to discuss account but unable to verify. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX SII called for insurance company information. On XX/XX/XXXX SII called to discuss account. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX SII called for equity amount. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX-XX/XX/XXXX SII was unable to verify and discussed payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX SII called to make payment. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500206	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	9/XX/2025
812501361	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower stated he was in XXX and experienced an XXX, and power was knocked out for XX days. Agent provided insurance information verbally and had email team send to email address on file. No other contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500222	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with borrower and multiple attempts to contact borrower were not successful. Loan was performing for the duration of the review.
							01/31/2026	2/XX/2026
812501201	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							01/31/2026	2/XX/2026
812500226	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	3/XX/2025
812501329	XXXX	XXXX		2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no customer contact during the review period due to an active Bankruptcy status.
							01/31/2026	1/XX/2026
812501230	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							01/31/2026	1/XX/2026
812501341	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with authorized party and successor on XX/XX/XXXX who set up a payment via debit. No further contact with authorized party from XX/XX/XXXX through XX/XX/XXXX. The loan has remained performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	11/XX/2025
812501358	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact from XX/XX/XXXX through XX/XX/XXXX and the loan remained performing.
							01/31/2026	2/XX/2026
812501354	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	1/XX/2026
812500215	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	1/XX/2026
812500218	XXXX	XXXX		2
[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower’s SII had a question about their escrow payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower’s SII had a question about their escrow payment. On XX/XX/XXXX, the borrower requested an escrow analysis. On XX/XX/XXXX, the borrower stated their intention to resolve their escrow shortage. On XX/XX/XXXX, the borrower requested an escrow analysis. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower requested a XXX statement. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500870	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	11/XX/2025
812501098	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact evident, and XX outbound attempts in last XX months. Loan performed for the entire review period.
							01/31/2026	2/XX/2026
812501099	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Note that bankruptcy cases XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, and XXX were all attributed to a third party, hence not considered.
							01/31/2026	2/XX/2026
812501929	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500964	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							01/31/2026	2/XX/2026
812502208	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Despite several contact attempts from the servicer, there has been no contact with the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	2/XX/2026
812501948	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no borrower contact. On XX/XX/XXXX, borrower inquired on if the new grant deed was received and if the servicer was notified that the home is now in a trust. Borrower stated that the grant deed was issued on XX/XX/XXXX and wanted to know if they should provide a copy of the grant deed to the servicer. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501822	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The loan is currently performing.
							01/31/2026	2/XX/2026
812500047	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. On XX/XX/XXXX borrower stated will make payment on XX/XX/XXXX and discussed assistance options. On XX/XX/XXXX borrower made payment on account. RFD cited as excessive obligations. Borrower called XX/XX/XXXX for assistance options on account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and scheduled payment for XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding payment increase. Borrower called XX/XX/XXXXregarding funds in suspense account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to confirm account status. On XX/XX/XXXX borrower submitted written credit dispute. Servicer updated account for XX/XXXX and issue is resolved. Borrower called XX/XX/XXXX and requested waiver of late fee on account. Borrower called XX/XX/XXXX to discuss payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called from XX/XX/XXXX to XX/XX/XXXX discuss options on account. Borrower called XX/XX/XXXX to discuss late fees and partial payments. Borrower called XX/XX/XXXX to discuss payments. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to discuss payment and interest rate on account. Borrower called XX/XX/XXXX and XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to confirm payment was received. Borrower called XX/XX/XXXX regarding payment increase. Servicer went over escrow account. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501711	XXXX	XXXX		3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower promised to make a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about a new insurance claim for XXX damage. Contact on XX/XX/XXXX was regarding the insurance claim check. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX and $X.XX were received on XX/XX/XXXX for XXX damage to the property on XX/XX/XXXX. As of XX/XX/XXXX, a XX% inspection has been received.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500360	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower needed a password reset. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had a reinstatement inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower called in to complete their loan reinstatement. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501958	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a question about assumption in the event of their death. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500968	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, servicer called to inform borrower that payment made on the XX of the month was returned on the XX. Borrower acknowledged and stated intent to pay as quickly as possible, likely by the end of that week. On XX/XX/XXXX, borrower called to schedule a payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501891	XXXX	XXXX		3	[3] Property Damage - Structural - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and requested mailing address. Borrower called XX/XX/XXXX regarding new insurance claim and requested copy of payment history. Claim filed for XXX damages, date of loss XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX and $X.XX and released to borrower as stamp and go on XX/XX/XXXX. There was no work order or inspection to verify all repairs we completed. Borrower called XX/XX/XXXX regarding insurance claim checks. Servicer advised checks were mailed on XX/XX/XXXX. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damages, date of loss XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX and $X.XX and released to borrower as stamp and go on XX/XX/XXXX. There was no work order or inspection to verify all repairs we completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500051	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were XX attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. The borrower called to make payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500472	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, Authorized third party, spouse of deceased borrower, called to discuss account. The agent set up a repayment plan for XX months for the amount of $X.XX, each. On XX/XX/XXXX, Third party called and stated made a payment, but it was not drafted from ACH yet. Apologized and explained to allow time for the payment to clear. Explain payment shows processed XX/XX/XXXX. On XX/XX/XXXX, the third party called and stated will be able to make payment on XX/XX/XXXX. On XX/XX/XXXX, the third party called to schedule a payment for $X.XX as of XX/XX/XXXX. On XX/XX/XXXX, The Third Party called to verify status of Repayment Plan and was advised payment was done for XX/XX/XXXX, for $X.XX. Will follow up in XX to XX days. On XX/XX/XXXX, The agent called and spoke to UTP, who stated cannot make payment today will make it around XX/XX/XXXX. On XX/XX/XXXX, Third party called with daughter on phone, authorized daughter to speak, went over questions said they are looking into selling property-trying to get back on track with payments said they plan on paying total amount due next month to reinstate  did discuss possible review for RPP-said cannot pay last RPP today will follow up next month. On XX/XX/XXXX, the agent called and spoke to borrower, and explained it is due for XX months for $X.XX. On XX/XX/XXXX, Third party called regarding past due payment. Third stated does not have the full amount to reinstate the loan, was on a previous RPP and failed to complete. On XX/XX/XXXX, the agent called and spoke to third party who clarify that a payment of $X.XX is currently due for this month. The agent addressed borrower confusion about payment timing and amount, also referenced a previous conversation about a repayment plan for $X.XX. On XX/XX/XXXX, The third party called and confirmed daughter online and provided permission for daughter. The daughter provided permission for verbal authorization to use her checking account for the payment. Schedule one time ACH payment of $X.XX, for XX/XX/XXXX. On XX/XX/XXXX, I received inbound call from spouse regarding accounts and was informed spouse no longer authorized to discuss account unless designated as Successor in Interest. The agent explained process to become SII. On XX/XX/XXXX, the unauthorized third party called and expressed frustration about receiving past due text for the payment despite making the XXX payment on XX/XXXX and next payment due is XX/XX/XXXX. Explained that per records third party is on the Deed but not the loan so unable to discuss account details or make changes without proper documentation. The customer reported not receiving notifications or correspondence about account status or required actions. Advised that to be added as an authorized person on the loan third party must provide a Probate Document from the County and a copy of ID. The Third Party stated that cannot afford a XXX and are under medical reasons expressing distress over the process and lack of communication. The agent filed a complaint regarding lack of notice and the customer not receiving statements, and a notice was sent on XX/XX informing spouses they are no longer authorized to dispute on the account. The third party insisted on making payments since spouse passed in XX/XXXX and has not been properly informed of responsibilities. The agent reiterated that anyone could make a payment but to be added as an authorized person the required documents must be submitted. The third party stated intent to have the XXX contact the company and to file a complaint with higher management. Confirmed death certificate is on file. Call ended with the customer still dissatisfied and planning to escalate the issue. No contact prior to XX/XX/XXXX. On XX/XX/XXXX, Unauthorized Third Party, spouse, called in regarding the account for deceased spouse and expressed frustration with inability to resolve account issues due to probate process, conflicting information from previous calls and medical issues. Stated Death Certificate was submitted in XXXX and is awaiting court appointment in XXX. Third party reported receiving delinquency/default notices despite making payments and being on a bi-monthly payment plan.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501984	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX and requested the late fee with be removed. Request was fulfilled and late fee was waived. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501043	XXXX	XXXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to discuss insurance policy payment. On XX/XX/XXXX payment was made. On XX/XX/XXXX borrower called to discuss the draw for active claim. On XX/XX/XXXX payment was made. XX/XX/XXXX payment was made. On XX/XX/XXXX payment was made. On XX/XX/XXXX Borrower called to discuss the modification. On XX/XX/XXXX payment was made. XX/XX/XXXX-XX/XX/XXXX discussed total amount due and made a payment. On XX/XX/XXXX payment discussed. On XX/XX/XXXX Inspection returned with XX% complete just need waiver of lien for XXX and XXX letter. On XX/XX/XXXX Discussed the claim and what’s needed. Payment made on XX/XX/XXXX. On XX/XX/XXXX payment was made. XX/XX/XXXX payment was made. XX/XX/XXXX payment was made. XX/XX/XXXX payment was made. XX/XX/XXXX payment was made. XX/XX/XXXX payment was made. Borrower was unresponsive to the requests for waiver of lien and self-repair letter. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage claim filed on XX/XX/XXXX. Claim funds of $X.XX received on XX/XX/XXXX. The inspection noted on XX/XX/XXXX reported XX% with self repairs letter and waiver of lien letter needed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500707	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a loss draft claim inquiry. On XX/XX/XXXX, the borrower had a loss draft claim inquiry. On XX/XX/XXXX, the borrower had a loss draft claim inquiry. On XX/XX/XXXX, the borrower called in to make sure their most recent payment was received. On XX/XX/XXXX, the borrower had a question about their escrow refund. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: A loss draft claim was filed, due to XXX damage, on XX/XX/XXXX. The final inspection was received on XX/XX/XXXX and the loss draft claim was closed on XX/XX/XXXX.
							01/31/2026	2/XX/2026
812500591	XXXX	XXXX		2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  On XX/XX/XXXX a bankruptcy solicitation letter was sent to borrower.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501630	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower is deceased. Authorized third party XX/XX/XXXX called to confirm account status and requested copy of billing statement. Authorized third party called XX/XX/XXXX to confirm lender placed insurance was cancelled and new information was updated. Authorized third party called XX/XX/XXXX regarding new escrow analysis. Authorized third party called XX/XX/XXXX regarding correction to payment; stating will fax dispute letter and bank statement. Dispute letter was received XX/XX/XXXX. Insurance was cancelled and escrow account was closed; issue is resolved. Authorized third party called XX/XX/XXXX to confirm insurance issue was resolved. Authorized third party called XX/XX/XXXX regarding escrow balance and recent payment. Authorized third party called XX/XX/XXXX regarding escrow refund. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501026	XXXX	XXXX		3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called for loss draft process information, since they had XXX at the property. On XX/XX/XXXX, borrower called to report a new insurance claim due to XXX damage that occurred on XX/XX/XXXX. On XX/XX/XXXX, borrower called to discuss claim check status. On XX/XX/XXXX, borrower mentioned that she was expecting another supplemental check for $X.XX. Agent advised that they were waiting on damage estimate. On XX/XX/XXXX, agent called borrower to move forward disbursing insurance funds back and borrower that she's waiting to get that. Borrower advised that she as $X.XX owed to the restoration company and the representative will determine the funds to be disbursed. Agent advised she can submit documents for review. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Unspecified XXX damage occurred on XX/XX/XXXX. New claim was filed on XX/XX/XXXX. A loss draft check for $X.XX was deposited on XX/XX/XXXX. A loss draft check for $X.XX was sent on XX/XX/XXXX. A loss draft check was deposited for $X.XX on XX/XX/XXXX. No further updates regarding claim, repairs, or inspection provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501605	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX no contact occurred between the parties. ON XX/XX/XXXX the borrower submitted a hardship application due to a government furlough. On XX/XX/XXXX the borrower called for an update on the forbearance application. On XX/XX/XXXX the borrower called for an update on assistance and was advised they needed updated paystubs. On XX/XX/XXXX and XX/XX/XXXX the borrower complained about the loss mitigation process. On XX/XX/XXXX the application for a forbearance was submitted. On XX/XX/XXXX the borrower called about receiving forbearance letters even though they made the XXX payment and were current. The agent advised the letters were automated and updated the system to stop them. On XX/XX/XXXX the agent called for payment, and the borrower accepted a promise to pay $X.XX by XX/XX/XXXX. No further contact occurred between the parties during the review period. Tha count is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500997	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to schedule a payment. On XX/XX/XXXX, servicer called for payment that was short of total amount due because of late charges. Borrower stated inability to pay due to recent death of a family member and being out of the country. Agent offered to connect with XXX interpreter, and call was dropped. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501499	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in for a copy of original mortgage contract, there was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500090	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact or attempts to contact borrower during the review period. Borrower brought loan current without assistance. Loan is performing.
							01/31/2026	2/XX/2026
812501907	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on the lender-placed letter they received and provided their insurance information. On XX/XX/XXXX, the borrower wanted to address a discrepancy with their payment amount. The borrower stated that the payment should be $X.XX and not $X.XX. On XX/XX/XXXX, the borrower wanted to make a partial payment and advised them that partial payments were not accepted. Borrower scheduled a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower scheduled a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500080	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with borrower and no attempts to contact borrower. Loan has been performing for the duration of the review.
							01/31/2026	2/XX/2026
812501740	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the authorized third party (ATP) called in about reinstatement. ATP made payments on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500081	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated will make payment on XX/XX/XXXX. RFD cited as death in family. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501988	XXXX	XXXX		3	[3] There is evidence of property damage. [2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower needed assistance accessing their online account. On XX/XX/XXXX, the borrower had an assumption inquiry. On XX/XX/XXXX, the borrower had a payoff inquiry. On XX/XX/XXXX, the borrower had a loss draft claim inquiry. On XX/XX/XXXX, the borrower had a claim check inquiry. On XX/XX/XXXX, the borrower had a claim check inquiry. On XX/XX/XXXX, the borrower had a claim check inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A stamp and go was approved on XX/XX/XXXX and all funds were released. As of the review date, there is no indication that repairs were 100% completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501843	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with borrower and no attempts to contact borrower.  Loan has been performing for the duration of the review.
							01/31/2026	2/XX/2026
812501878	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. One of the borrowers is deceased. Borrower called XX/XX/XXXX to get address to send in death certificate for other borrower. Borrower called XX/XX/XXXX to get mailing address for payment. Borrower called XX/XX/XXXX to get HOA information. Borrower called XX/XX/XXXX regarding payment; did not realize was paying a month behind. Borrower also discussed attorney letter received for delinquent HOA payments. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501040	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the non-borrowing surviving spouse (who is on the deed of trust) stated that has been making monthly payments on time and is in good standing but will be delayed this month due to reduced hours and smaller paychecks from working at the XXX sue to the government shutdown.  The third party expects to receive funds from a request for assistance within a few days and anticipates making the payment before XX/XX.  The agent noted that the customer is affected by the government shutdown; advised that no late fee will be assessed for XX days and no negative reporting for XX months. Noted that the customer expects her financial situation to improve next month when the position is reinstated. This will allow the third party to resume a regular payment schedule.  The agent noted all the details in system and confirmed that the account is protected due to government shutdown status. Call ended with mutual appreciation.   There was no additional contact. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501746	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500769	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to make a payment. There was no borrower contact made from XX/XX/XXXX to XX/XXXX, on XX/XXXX the borrower called in to report XXX damage and claim check for $X.XX for date of loss XX/XX/XXXX, the borrower was told of process for reporting claim. On XX/XX/XXXX the borrower was called for payment and stated will call back to make a payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to discuss loan. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500699	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, borrower called to discuss claim. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower called regarding claim checks. On XX/XX/XXXX, borrower called regarding inspection scheduling. On XX/XX/XXXX and XX/XX/XXXX, borrower called for claim status. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called to get their loan number and discuss insurance claim. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, borrower called to discuss inspection. On XX/XX/XXXX and XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX borrower called to discuss inspection and claim status. On XX/XX/XXXX, borrower called to /confirm payment receipt and claim status. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower called to discuss insurance claim and loss draft checks. On XX/XX/XXXX and XX/XX/XXXX, borrower called to follow up on a claim check, which agent said was already mailed to them. On XX/XX/XXXX and XX/XX/XXXX, borrower called to make a payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500387	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, authorized third party called regarding a collection email they received, and agent verified that they could disregard since payment was received, On XX/XX/XXXX and XX/XX/XXXX, authorized third party called to update email contact and to remove an unknown phone number from their file. No further contact made.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501251	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX and the loan was performing. Contact with the borrower on XX/XX/XXXX and they wanted to know why they could not pay their escrow online. The customer was informed it was due to past due fees on the loan. The customer had previous nsf fees and property inspection fees. The borrower inquired on the property inspection fees and they were informed back in XXXX for inspections done due to a natural disaster. The customer wanted to inquire more on the inspection fees and the call disconnected. No further contact with the borrower. Their were a couple of attempts made and the loan remained performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501989	XXXX	XXXX		3	[3] Property Damage - Flood - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed insurance claim for XXX damage which occurred on the property. Borrower noted that the repairs on the property would be completed and advised them of needing adjuster's report and claim check. Borrower was also advised of the loss draft process. Adjuster's report was received on XX/XX/XXXX but was still in need of claim check as per comment on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment on XX/XX/XXXX noted XXX damage. On XX/XX/XXXX borrower noted that repairs will be completed on the property and advised them of needing check and adjuster's report. Advised them of the loss draft process. Adjuster's report was received on XX/XX/XXXX. Claim check was still missing as of XX/XX/XXXX. No indication of claim covering repairs, damage being resolved or 100% inspection on file.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501469	XXXX	XXXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX Borrower requested information on what the homeowner's insurance covers, including any XXX damage. On XX/XX/XXXX the borrower requested a copy of the insurance binder be mailed to them. On XX/XX/XXXX the borrower called to confirm the amount due. No contact occurred from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called because was not receiving the monthly billing statements. The agent was able to clear the flag on the account and resend it. The borrower accepted a promise to pay $X.XX by phone. No contact occurred from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the agent called for payment, and the borrower accepted a promise to pay $X.XX by XX/XX via ACH. On XX/XX/XXXX the borrower inquired about a refinance and was advised they were not eligible. On XX/XX/XXXX and XX/XX/XXXX the borrower called to discuss how to determine the home equity of the home. The agent advised Borrower to use free online tools and to contact a realtor. The borrower also wanted to know whether the $X.XX left over from an insurance claim could be used to repair XXX. No further contact occurred during the review period. The account is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Per comment on XX/XX/XXXX the borrower wanted to use left over funds from a previous claim to make repairs. Per comment on XX/XX/XXXX the borrower wanted to make repairs on XXX which were damaged during a XXX in XXXX and not repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501914	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower’s SII inquired how to submit the borrower’s death certificate. On XX/XX/XXXX, the SII called in to make sure their documents had been received. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501860	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: There has been no contact with borrower and attempts to contact borrower were not successful.  Borrower is set up on automatic payments each month.  Loan has been performing for XX of XX months of the review and is currently performing.
							01/31/2026	2/XX/2026
812500736	XXXX	XXXX		3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, and XX/XX/XXXX the borrower made a payment. No contact occurred between the parties from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the agent called for payment and was advised a payment was mailed that day. Borrower wanted to change the due date to the XX, and the agent reviewed their policy. On XX/XX/XXXX and XX/XX/XXXX, borrower2 gave authorization to speak to the agent about the account. B1 was reported deceased. Borrower was interested in a short sale due to B1 being deceased. Borrower cannot make payments. The agent reviewed the process for a short sale. On XX/XX/XXXX the authorized third person called to set up a payment for XX/XXXX and XX/XXXX. Borrower 2 is still interested in a short sale since they have a financial hardship. B1 is deceased. No further contact occurred during the review period. The account is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501130	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to reinstate the loan. On XX/XX/XXXX the co borrower called in and stated that the borrower has passed away and requested reinstatement amount. On XX/XX/XXXX the co borrower called in to add authorized third party and stated once funds are unfrozen will be reinstating account. There was no further borrower contact made.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502262	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the third party advised the borrower is deceased with date of death XX/XX/XXXX. On XX/XX/XXXX third party called for hardship assistance and discussed the current hazard policy. On XX/XX/XXXX a payment was made and returned on XX/XX/XXXX. On XX/XX/XXXX a payment was made. From XX/XX/XXXX – XX/XX/XXXX Discussed becoming successor of interest. XX/XX/XXXX A payment was made. XX/XX/XXXX a payment was made. On XX/XX/XXXX a payment was made. On XX/XX/XXXX a payment was made.  On XX/XX/XXXX payment was made.   On XX/XX/XXXX a payment was made. XX/XX/XXXX discussed payment delay. Also discuss full transfer into their name being borrower is deceased. A payment made on XX/XX/XXXX. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500103	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX for assistance options. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502178	XXXX	XXXX		3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and XX attempt to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	2/XX/2026
812500332	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower is deceased. On XX/XX/XXXX authorized third party stated will make payment on XX/XX/XXXX.Authorized third party called XX/XX/XXXX to make payment. Authorized third party called XX/XX/XXXX to confirm account status. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500522	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an escrow inquiry. On XX/XX/XXXX, the borrower’s family member had an assumption inquiry. The borrower is deceased. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502257	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX no contact occurred between the parties. On XX/XX/XXXX borrower called and said was not informed of the transfer and had no information about it. The agent sent a copy of the goodbye letter. Borrower also asked why the payment amount was increased. No contacted between the parties occurred from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the agent contacted the borrower for payment. The borrower accepted a promise to pay $X.XX by XX/XX/XXXX online. On XX/XX/XXXX the agent contacted borrower for payment and was told the borrowers divorced and ex lives on property. The agent explained that both names remained on the loan and would have to go through process of removing their name. On XX/XX/XXXX the agent called for payment and was advised they set up a payment the day before via BillPay. The agent explained the late fees and how to remove ex from the loan. No contact occurred from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX. On XX/XX/XXXX the borrower called regarding the hazard insurance. On XX/XX/XXXX the agent called the borrower for payment. Borrower already made a payment that day. No further contact occurred during the review payment. The account is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501896	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX and stated payment has been wired. Servicer called XX/XX/XXXX and XX/XX/XXXX for payment reminder. Borrower called XX/XX/XXXX regarding payment increase. Servicer went over escrow account. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX and stated payment has been wired and will pay late fees next month. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. On XX/XX/XXXX borrower stated will wire payment on XX/XX/XXXX. Borrower called XX/XX/XXXX and stated will wire payment. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXXand stated will make payment on XX/XX/XXXX. Borrower called XX/XX/XXXX and stated payment will be wired XX/XX/XXXX. On XX/XX/XXXX borrower stated will wire payment by XX/XX/XXXX. On XX/XX/XXXX borrower stated will wire payment on XX/XX/XXXX. On XX/XX/XXXX borrower stated will wire payment by XX/XX/XXXX. On XX/XX/XXXX borrower stated will wire payment XX/XX/XXXX and discussed loan maturity date. Borrower called XX/XX/XXXX regarding late payments on credit bureau. On XX/XX/XXXX borrower called regarding late fees and past due payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501831	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there was XX attempt to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, authorized third party (ATP) called in for loan status. On XX/XX/XXXX, the ATP called in about a court document that was received. The ATP called in to request a copy of the Note. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502212	XXXX	XXXX		3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Loan has evidence of title issue(s).

[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower advised was on a repayment plan with the prior servicer and will make a payment next month. On XX/XX/XXXX, the borrower advised had an insurance check that they cannot cash due to deceased B2's name is on it. Borrower had assumed the loan with the prior servicer to have estate name removed from the loan. Agent advised they just received the loan, and it can take up to XX days to receive all the documents. The agent said the borrower can cash a check even with decedent's name on it since they are the primary borrower. No contact occurred between the parties from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called about the repayment plan that was cancelled and it was reinstated. On XX/XX/XXXX the borrower called about removing borrower2 from the loan and was advised that can only happen through a modification or refinance. On XX/XX/XXXX the borrower called to see whether the payment due date could be changed, and the agent said as long as they paid within the month, they wouldn't be delinquent. On XX/XX/XXXX the borrower made a payment and wanted to speak to the loss draft department about an insurance check. On XX/XX/XXXX an unauthorized party called for the loss draft department. On XX/XX/XXXX the borrower called about the insurance check. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX, the borrower called for the status of the insurance check. On XX/XX/XXXX the borrower called about the check being issued in their name only. On XX/XX/XXXX the borrower called to stop payment on the issued insurance check since it was in Borrower and decedent's name and cannot deposit or cash it. Borrower was advised that they need to send court documents or SII to reissue the check without decedent's name. Borrower asked to speak to a supervisor. On XX/XX/XXXX and XX/XX/XXXX the borrower called for the check status. Borrower was told on XX/XX/XXXX that it was sent out on XX/XX/XXXX. On XX/XX/XXXX Borrower called and said would reinstate that day. Borrower confirmed the property was owner-occupied and the reason for default was due to a curtail of income. On XX/XX/XXXX the borrower called about the final inspection and whether it needed to be an interior one since the repairs were only for XXX. On XX/XX/XXXX Borrower was informed by agent that since it was a settlement check with no scope, the interior inspection was required. Borrower said was out of town until XXX. Borrower asked to speak to a supervisor. On XX/XX/XXXX the borrower called to request an inspection. On XX/XX/XXXX the borrower disputed the outstanding balance. On XX/XX/XXXX and XX/XX/XXXX the borrower discussed the remaining balance after the reinstatement.. On XX/XX/XXXX a unauthorized third person called for the status of the insurance claim final draw. No further communications are noted during the review period. The account is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  A prior lien was found and was to be cleared through the foreclosure. However, since the loan was reinstated before a judgment was entered, the prior lien remains against title.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502227	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to inform the servicer that the other borrower has passed away. On XX/XX/XXXX, the borrower called in to make a payment. The borrower called to make payments on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501029	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an authorized third party called to make a payment and stated that the borrower is deceased. On XX/XX/XXXX an authorized third party stated that the borrower passed away on XX/XX/XXXX. The death certificate was requested. There has been no further communication with the borrower. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501285	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							01/31/2026	2/XX/2026
812500338	XXXX	XXXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to discuss refinancing or home equity options, which agent advised they do not offer. On XX/XX/XXXX, authorized third party called to request verification of mortgage. On XX/XX/XXXX, co-borrower called stating that they were refinancing to access home equity for repairs and requested mortgage note  loan modification documents  and current insurance policy. Agent located and confirmed ability to send mortgage note and modification documents via email. No further contact with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, an insurance claim was first mentioned for unspecified XXX and XXX damage which occurred on XX/XX/XXXX, and a claim check was received for $X.XX. On XX/XX/XXXX, borrower stated that XXX needed replacing. On XX/XX/XXXX, co-borrower mentioned home was still in need of repairs and was pursuing a refinance through another lender.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500993	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX a third party stated that the borrower passed away on XX/XX/XXXX.On XX/XX/XXXX an authorized third party called in to advise that the primary borrower is deceased. The servicer requested a copy of the death certificate. On XX/XX/XXXX an authorized third party stated that the reason for default was due to the death of the borrower. They requested to speak with a translator and was advised to check the mortgage statement and call back. There has been no further communication with the borrower from XX/XX/XXXX-XX/XX/XXXX. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501857	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Co- borrower on account is deceased. Authorized third party called XX/XX/XXXX to make payment on account. Authorized third party called XX/XX/XXXX to make payment on account. Authorized third party called XX/XX/XXXX to make payment on account. Authorized third party called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX regarding escrow account and stated will send in copy of paid tax receipt. Authorized third party called XX/XX/XXXX to make payment.  Authorized third party called XX/XX/XXXX and XX/XX/XXXX to make payment. Authorized third party called XX/XX/XXXX and XX/XX/XXXX regarding insurance letter. Servicer advised lender placed policy will be cancelled once proof of insurance is received. Authorized third party called XX/XX/XXXX to make payment. Authorized third party called XX/XX/XXXX to make payment. Authorized third party called XX/XX/XXXX to make payment. Authorized third party called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502162	XXXX	XXXX		3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the spouse of borrower1 called in and confirmed the borrower was deceased. The caller disputed that they owed XX payments and stated only missed XX payments. The called rejected a repayment plan since could not pay the amount. Caller was going to forward the death certificate for deceased spouse. On XX/XX/XXXX an unauthorized third party called and said decedent borrower's spouse also passed away. Agent advised that the executed will or probate documents were needed. Caller said would bring the account current in XXX. On XX/XX/XXXX an unauthorized third party called and advised they were getting the probate forms and will be catching the account up. No contact occurred between the parties from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an authorized third party called to make a payment for $X.XX. No further contact occurred during the review period. The account is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500280	XXXX	XXXX		3	[3] Occupancy - Vacant [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments, dated XX/XX/XXXX, reflects the subject property is vacant with a XXX and XXX. There is no evidence that a loss draft claim was filed or that repairs were 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501546	XXXX	XXXX		2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to report a claim on XXX. Contact with the borrower on XX/XX/XXXX and they were inquiring on getting a claim on XXX that had XXX damage. Repairs were made and the claim was closed. No further contact with the borrower and the loan remained performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501139	XXXX	XXXX		3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the authorized third party called in regard loss mitigation application submitted. On XX/XX/XXXX the authorized third party called in regarding denial and was told that because loan is current it did not qualify for loss mitigation. There was no further borrower contact made.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500533	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called because her account was showing past due. Agent advised them of payment increase and customer stated that was incorrect. They stated that they pay their own insurance and it should not be escrowed. Borrower disconnected while on hold. On XX/XX/XXXX, co-borrower called to advised that borrower was deceased, and was also irate over insurance being escrowed after they'd been paying it themselves for XX years. Agent advised that they can request a refund for any double payments, and can request to have escrow removed. Co-borrower was still irate and ended call after agent offered to transfer them to a supervisor. An outbound call was made on XX/XX/XXXX to collect payment, and borrower promised to pay by XX/XX/XXXX. Borrower also wanted an update on loan modification app. Agent advised that notes state a letter has been sent out the prior day. No further contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501728	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower was given the total amount due to reinstate the loan. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500697	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about modification review. Contact on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were regarding modification review and trial payments. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501126	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower was called and given total amount past due the borrower stated a payment cannot be made at this time. On XX/XX/XXXX the borrower called in for reinstatement process. On XX/XX/XXXX the borrower called in to make a payment to bring loan current. On XX/XX/XXXX the borrower was called for payment and payment was processed. On XX/XX/XXXX the borrower was called for payment. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500624	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, successor in interest called regarding insurance carrier change. On XX/XX/XXXX, successor in interest called with a representative in the insurance department, who requested confirmation of successor in interest for the loan. Agent confirmed that the owner is deceased and that the successor in interest is the identified party. On XX/XX/XXXX, successor in interest (son) called regarding assumption process for deceased mother's mortgage. The son stated that they had been making the payments since XXXX, when they submitted assumption paperwork, but never received confirmation. Agent explained that the assumption application requires resubmission of social security number, property address, email, and contact number. No further contact made.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500368	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and requested ACH form. Borrower called each month in the middle of month from XX/XX/XXXX to XX/XX/XXXX and scheduled payment for end of each month. Borrower called XX/XX/XXXX and requested payoff on account. Borrower called XX/XX/XXXX and scheduled payment for XX/XX/XXXX. Borrower called XX/XX/XXXX and scheduled payment for XX/XX/XXXX. Borrower called XX/XX/XXXX and scheduled payment for XX/XX/XXXX. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502238	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. The borrower called to make payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501572	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower requested an escrow analysis. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower inquired why their payment increased. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled their next XX payments. On XX/XX/XXXX, the borrower had a payment inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500275	XXXX	XXXX		3	[3] Occupancy - Vacant [3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to confirm payment was received and discuss insurance claim. Servicer advised inspection is required to release additional funds for claim. Claim filed for XXX damages, date of loss XX/XX/XXXX. Claim is monitored. Claim funds received in the amount of $X.XX. XX% inspection was received XX/XX/XXXX. Draw in the amount of $X.XX was sent to borrower on XX/XX/XXXX Extensive XXX and XXX damage is noted and property is not habitable. Claim funds remain in restricted escrow as of XX/XX/XXXX. No evidence of final inspection to verify repairs are completed. Borrower called XX/XX/XXXX to make payment on account. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damages, date of loss XX/XX/XXXX. Claim is monitored. Claim funds received in the amount of $X.XX. XX% inspection was received XX/XX/XXXX. Draw in the amount of $X.XX was sent to borrower on XX/XX/XXXX Extensive exterior and interior damage is noted and property is not habitable. Claim funds remain in restricted escrow as of XX/XX/XXXX. No evidence of final inspection to verify repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500766	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about the service transfer. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500043	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX the borrower made a promise to have the modification notarized and returned. On XX/XX/XXXX the final loan modification terms were discussed. On XX/XX/XXXX the borrower made a promise to pay. There has been no further communication with the borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502260	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer promised to make a payment.  On XX/XX/XXXX and XX/XX/XXXX, the borrower made a payment with the agent.  On XX/XX/XXXX, the homeowner called in to confirm that the co-borrower passed away on XX/XX/XXXX.  On XX/XX/XXXX, the homeowner called regarding repeated letters requesting a copy of the death certificate for the late spouse, the co-borrower.   The customer has expressed frustration with the repeated requests.  The borrower indicated no preference on how the account is handled regarding the co-borrower.  On XX/XX/XXXX, the borrower expressed concern about the escrow analysis showing a payment increase from $X.XX to $X.XX citing a hazard premium of $X.XX listed on the statement.  The surviving customer was transferred to the insurance department.  There was no additional contact. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501280	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XX and XX/XX/XXXX, borrower inquired about home equity loan, but agent advised that they do not offer those. Agent advised customer of website for account management and automatic payments. No other contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502258	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower provided cell authorization. On XX/XX/XXXX third party called to discuss account. On XX/XX/XXXX-XX/XX/XXXX third party called to discuss death of a borrower and expired insurance. On XX/XX/XXXX borrower called to discuss renewed insurance. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500646	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX there was no contact between the parties. On XX/XX/XXXX an authorized third party called to follow up on documents they sent for the borrower's estate and gaining access to the account as the successor in interest. No contact occurred from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX, an authorized third party called to follow up on documents they sent for the borrower's estate and gaining access to the account as the successor in interest. The agent explained the process and sent a packet via email of documents needed. On XX/XX/XXXX the caller again called to find out what was needed and ordered a payoff statement. The successor in interest said they intended to pay off the loan once the SII process was complete. The account is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500805	XXXX	XXXX		3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower called in to file an insurance claim; the subject property was XXX. On XX/XX/XXXX, the borrower called in to discuss their loss draft claim. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower filed a loss draft claim, on XX/XX/XXXX, due to the subject property being XXX. The property damage is considered a total loss. As of the review date, the status of the repairs is unknown.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500489	XXXX	XXXX		2
[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, co-borrower called back stating the she is receiving messages regarding deceased borrower. Agent confirmed that bankruptcy was discharged and they did not see any such messages being sent. No other communication evident.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500623	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to schedule a payment and advise that the borrower is deceased. On XX/XX/XXXX, the borrower promised to send in the death certificate. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501539	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] Property Damage - UTD - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to confirm payment amount. On XX/XX/XXXX, borrower called to discuss their statement. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, customer promised to pay. On XX/XX/XXXX, customer called regarding lender placed insurance renewal. On XX/XX/XXXX, agent informed customer of loss draft check mailing. On XX/XX/XXXX, claim status was discussed. On XX/XX/XXXX, borrower called to inform servicer of loss draft check the sent for endorsement. On XX/XX/XXXX, borrower called to request loss draft check re-issue, since it had deceased borrower's name on it. On XX/XX/XXXX, borrower called for status of loss draft draw. On XX/XX/XXXX, borrower called to request a loss draft check reissue.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified XXX and XXX damages noted on XX/XX/XXXX. Cause and exact date of loss not provided. New claim documents received XX/XX/XXXX. Check mailed on XX/XX/XXXX for $X.XX. Claim was fully funded and closed on XX/XX/XXXX, but no inspection was done to verify repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500520	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment and late fees on account. Borrower called each month from  XX/XX/XXXX to XX/XX/XXXX to make payments. Borrower called XX/XX/XXXX regarding property tax payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500054	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were XX attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501262	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about the late fee on the account. On XX/XX/XXXX, the borrower called in about changing their name on the account. On XX/XX/XXXX, the borrower called in to find out where to send in the death certificate for the other borrower. On XX/XX/XXXX, the borrower called in to make a payment. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500435	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower stated they wanted to start making payments. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower had a trial plan inquiry. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501640	XXXX	XXXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to file claim for XXX damage. Claim was filed for XXX damage, date of loss XX/XX/XXXX. Claim funds were received XX/XX/XXXX in the amount of $X.XX. Funds were released to borrower as stamp and go on XX/XX/XXXX. There was no inspection or work order to verify repairs were completed.  Borrower called XX/XX/XXXX regarding insurance claim check. Servicer advised funds were mailed XX/XX/XXXX. On XX/XX/XXXX borrower made payment on account. On XX/XX/XXXX borrower called to confirm grace period and late fees on account. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim was filed for XXX damage, date of loss XX/XX/XXXX. Claim funds were received XX/XX/XXXX in the amount of $X.XX. Funds were released to borrower as stamp and go on XX/XX/XXXX. There was no inspection or work order to verify repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501486	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501241	XXXX	XXXX		3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, An Unauthorized Third Party, the borrower is deceased, called and wanted to confirm if allowed to make payments. The agent advised can make payments anytime. Advised SII is not confirmed yet and still will not allow discussion on file be provided until SII is confirmed. On XX/XX/XXXX, Authorized Third Party called to update Bank account information and schedule the XXX payment. There was no additional contact with the borrower during the review period. The loan is Performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500183	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were XX attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of the total amount due and promised to call back and make the payment. The borrower cited medical bills as the reason for default. On XX/XX/XXXX, authorized third party (ATP) called in to ask about the late fees on the account. On XX/XX/XXXX, ATP called in to verify that the payment was received. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501154	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500886	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding lender placed insurance. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment to complete the XXX payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a partial payment. On XX/XX/XXXX the borrower called in to make a payment. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500217	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and XX/XX/XXXX for insurance claim status. Claim was filed for XXX damage, date of loss XX/XX/XXXX. Claim funds have been received in the amount of $X.XX. Servicer advised of documents needed. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to confirm account status and requested inspection for insurance claim. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding insurance claim; stated XXX will not start without additional funds. Borrower called XX/XX/XXXX to make payment. Borrower called from XX/XX/XXXX to XX/XX/XXXX regarding insurance claim. Final inspection was received on XX/XX/XXXX and final funds were released to borrower on XX/XX/XXXX. Claim is closed. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX and scheduled payment for XX/XX/XXXX. On XX/XX/XXXX borrower made payment on account. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500881	XXXX	XXXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX and XXX Damage to the property. Claims check was sent in the amount of $X.XX.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501536	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called regarding multiple online payment attempts. Borrower reported multiple failed attempts to make a payment online and was worried about being charged multiple times. Agent checked account and confirmed only XX payment was processed for that day with no duplicate transactions. Customer was reassured that only XX payment was processed and no additional charges would occur.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501874	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower provided temporary authorization to third party. They stated that they submitted a request at the end of XXXX to include insurance in their escrow. They wanted to know an update to this request. Advised them that documents for this request have not been received and they stated that they sent the documents in on XX/XX/XXXX. Provided the address to submit the documents, which they stated that they did not have the address listed as the address to send them in. Advised them to submit a new request to add insurance to escrow and also advised them to provide a copy of the insurance policy. On XX/XX/XXXX, the borrower noted that they sent in third party authorization to add their account for their daughter. They also inquired on their request to add insurance and advised them that their were no changes done to the escrow yet. Borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, authorized third party requested the statement for XXX sent to their e-mail address and inquired on payoff amount. On XX/XX/XXXX, authorized third party wanted to speak to someone about refinancing and was advised that they would need to speak with a third party company that would do refinance since refinance is not an option. On XX/XX/XXXX, authorized third party noted deceased borrower with a date of death of XX/XX/XXXX. Death certificate was received on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500548	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	2/XX/2026
812502006	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an interest rate inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502023	XXXX	XXXX		3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on if they would consider the appeal letter they submitted for short payoff. Per comment on XX/XX/XXXX, dispute was reviewed and all negative reporting was suppressed as a one time courtesy. Dispute was deemed resolved. On XX/XX/XXXX, the borrower inquired on account status, On XX/XX/XXXX, the borrower requested Note and to have short-pay cancelled. On XX/XX/XXXX, borrower requested to have short pay workout reopened with a new offer of $X.XX. Advised them of needing application and new Broker Price Opinion. On XX/XX/XXXX, the borrower wanted to speak with a supervisor. Advised them that there was no one available at this time. On XX/XX/XXXX, the borrower requested assistance with filling out application for short payoff process. Assisted the borrower with it and the borrower stated that they would send in document for review. On XX/XX/XXXX, the borrower inquired on short payoff status. Advised them of what was needed for the review. On XX/XX/XXXX, discussed documents needed and borrower stated that they can not get funding until their offer is approved. Advised them that funding has to be established with proof of funding provided. On XX/XX/XXXX, the borrower reiterated that they can not get funding until their offer is approved. On XX/XX/XXXX, the borrower stated that they can not get approval for funding. On XX/XX/XXXX, the borrower discussed short payoff and the borrower was disputing the Broker Price Opinion. On XX/XX/XXXX, the borrower stated that the property is just an empty land and that there is no structure. Advised borrower of information still needed for short payoff. On XX/XX/XXXX, the borrower stated that they are having difficulty in getting proof of funding.  Workout review was closed on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed account and requested to speak with escrow. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502068	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to advise that they have obtained a new insurance carrier and was advised to send in the declaration page. On XX/XX/XXXX, the borrower called in because they are unable to open their billing statements online. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502130	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to discuss the rate change. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502112	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502117	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed topic tracker. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502009	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed escrow and wanted to know why insurance was placed on the account on XX/XX/XXXX. Borrower noted policy active from XX/XXXX to XX/XXXX and that they pay their own insurance. On XX/XX/XXXX, the borrower advised that the payment would be too high after payment change and was advised to fill out an application for assistance. Borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed escrow analysis and payment for XXX. Advised them that the payment will be going back down and provided them with the new payment amount starting in XXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	12/XX/2025
812502051	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	2/XX/2026
812502110	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no borrower contact. On XX/XX/XXXX, the borrower inquired on mortgage insurance information. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502094	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. The borrower called in on XX/XX/XXXX to ask about refinancing. On XX/XX/XXXX, the borrower called in to make double payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502095	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX, no contact occurred between the parties. On XX/XX/XXXX the borrower advised they could not make the XXX payment due to the loss of their job and wanted to apply for retention. On XX/XX/XXXX, the borrower advised they still may be in need of retention. No further contact occurred during the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502025	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to request a payoff quote. On XX/XX/XXXX, the borrower called in to find out why the payment went up and was advised that it was due to lender placed insurance. On XX/XX/XXXX, the borrower called in to speak with the insurance department to make sure they received the insurance policy. On XX/XX/XXXX, the borrower called in for a copy of the previous modification documents. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502035	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	2/XX/2026
812502093	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were XX contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
							01/31/2026	2/XX/2026
812502017	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							01/31/2026	2/XX/2026
812501978	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							01/31/2026	2/XX/2026
812502128	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX, no contact occurred between the parties. ON XX/XX/XXXX the borrower called to request their name be updated since no longer married. Borrower had uploaded their license through the website and would send the divorce decree later. No contact occurred between the parties from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to have password reset and accepted a promise to pay $X.XX by XX/XX online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502010	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an escrow refund inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502109	XXXX	XXXX		3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX no contact occurred between the parties. ON XX/XX/XXXX the borrower called in regarding the XXXX XXX statement. No further contact occurred during the review period. The loan is performing and current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502121	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX, no contact occurred between the parties. On XX/XX/XXXX the borrower called to obtain a copy of the XXX statement. The agent reset the borrower's password and helped the borrower reprint it online. On XX/XX/XXXX borrower called to obtain a copy of the XXX statement and said had requested it in the past. The agent mailed out a copy of the form. NO further contact occurred during the review period. The account is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501994	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they could not afford the higher payments and lives on a fixed income. On XX/XX/XXXX, the borrower stated that they are trying to send in documents for assistance. On XX/XX/XXXX, the borrower stated that they would send in documents when their niece gets off of work. On XX/XX/XXXX, the borrower discussed documents that they sent in. From XX/XX/XXXX to XX/XX/XXXX, the borrower discussed missing documents for review. On XX/XX/XXXX, the borrower inquired on status update for account. On XX/XX/XXXX, borrower discussed missing documents for review. On XX/XX/XXXX, borrower stated that they are waiting on recent bank statements to arrive and will send them once received. On XX/XX/XXXX, the borrower stated that the last statement sent on XX/XX/XXXX showed the rental deposits. On XX/XX/XXXX, the borrower explained the rental deposits which showed on the bank statements. From XX/XX/XXXX to XX/XX/XXXX, the borrower discussed missing documents. On XX/XX/XXXX, the borrower returned phone call and went over document that advised them of missing information. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502038	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502053	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were XX contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
							01/31/2026	2/XX/2026
812502007	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and XX attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	2/XX/2026
812502062	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were XX contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
							01/31/2026	2/XX/2026
812502072	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called regarding their last payment. No other contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502014	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment and cited extended problems as the reason for default. On XX/XX/XXXX, a credit reporting dispute was received and resolved. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502070	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower inquired on payment since it was not showing on their bank account. Advised them that the payment is reflecting as complete. On XX/XX/XXXX, the borrower inquired on how to cancel a payment already processed. Advised them to contact their bank to do a stop payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502058	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about the service transfer letter that was received. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501995	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower had an escrow related inquiry. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502123	XXXX	XXXX		3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to inquire about the hazard insurance renewal. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501976	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired about prepayment disclosure notice. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502082	XXXX	XXXX		3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502077	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called regarding a letter they received. On XX/XX/XXXX, borrower called to promise to pay later that day. On XX/XX/XXXX, co-borrower called for payment amount including late fees. On XX/XX/XXXX, co-borrower called to inform servicer that they had an accident and was unable to walk or drive to where they usually make payments. Agent advised them of the option to make payments through portal and set up auto-pay. Borrower called on XX/XX/XX to make payment and set up auto-draft. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502073	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502099	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502028	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted to speak to someone about the callback. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502107	XXXX	XXXX		3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called regarding insurance claim; stated repairs in XXX are completed and now XXX is being worked on. There is no evidence repairs are completed. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage, date of loss XX/XX/XXXX. On XX/XX/XXXX borrower stated that XXX repairs are completed and XXX repairs are in progress. No evidence claim funds received or final inspection to verify repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502113	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, co-borrower called to discuss loan information. No other contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502024	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							01/31/2026	2/XX/2026
812500637	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX, no contact occurred between the parties. On XX/XX/XXXX the borrower called to make a payment. There was no contact between the parties from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX the borrower called to make a payment. The account is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502098	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502111	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502076	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in with a question about their insurance policy. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502044	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed insurance, phone application and password reset. On XX/XX/XXXX, the borrower inquired about their account and made a payment of $X.XX. On XX/XX/XXXX, the borrower stated that they would make a payment tomorrow. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812502091	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX, borrower customer called in claiming that their account is not showing on their credit report. Agent advised that the servicer do report to credit bureaus, and to send an email to have servicer review the information that they have on file. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502026	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower requested a payoff quote. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500590	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact evident, despite numerous attempts. Loan performed during the entire review period.
							01/31/2026	2/XX/2026
812502033	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they received a letter and requested translation. On XX/XX/XXXX, the borrower wanted to verify a letter that was sent to them. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502059	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower called to make a payment. No further contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500363	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: On XX/XX/XXXX a call was attempted, but only answering machine was detected.
							01/31/2026	2/XX/2026
812502050	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were XX contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
							01/31/2026	2/XX/2026
812502061	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	2/XX/2026
812502041	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were XX contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
							01/31/2026	2/XX/2026
812502067	XXXX	XXXX		3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed adjustable step rate changes. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502002	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502101	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed account status and website. Advised them that the online account was unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502102	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact or outbound attempts. Loan performed the entire review period.
							01/31/2026	2/XX/2026
812502132	XXXX	XXXX		3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502003	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower requested payoff quote and declined the set-up of automated payments. Borrower was advised of documents. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812501999	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	2/XX/2026
812502086	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about a letter that was received from the insurance department. On XX/XX/XXXX, the borrower called in about the insurance premium payment. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502108	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower had questions on payments. On XX/XX/XXXX, the borrower noted that their nephew is making the payments and managing the property. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX and was provided the estimated principal balance. On XX/XX/XXXX, authorized third party inquired on scam letter that they received on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed document they received and made a promise to pay today. On XX/XX/XXXX, borrower requested to confirm account information. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500589	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Authorized third party called and stated will mail payment on XX/XX/XXXX. Authorized third party called XX/XX/XXXX and stated payment was mailed. Authorized third party called and stated will make payment by XX/XX/XXXX. Servicer advised of payment increase due to increase in insurance. Authorized third party called regarding payment amount. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502120	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact or attempts to contact borrower, and loan performed during the entire review period.
							01/31/2026	2/XX/2026
812502037	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact or attempts, as loan performed for the entire review period.
							01/31/2026	2/XX/2026
812502016	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact was made or attempted during the review period, as loan performed for the last XX months.
							01/31/2026	2/XX/2026
812502029	XXXX	XXXX		2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX, borrower called to make a payment. No other contact evident during or after review period.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Plan confirmed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502100	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called with third party on  XX/XX/XXXX to verify balance, payments and any late payments. Borrower called XX/XX/XXXX to discuss late fee on account. Borrower called XX/XX/XXXX for assistance with online account password. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502124	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were XX contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
							01/31/2026	2/XX/2026
812502047	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower promised to  pay. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called regarding collection letter they received, and promised to make a payment by XX/XX/XXXX. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called regarding bank transfer letter they received. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called to set up auto-draft. On XX/XX/XXXX, borrower called to request their statement. On XX/XX/XXXX, borrower called regarding their payment. On XX/XX/XXXX, borrower called regarding an escrow refund check. On XX/XX/XXXX, borrower called to verify payment was applied, and agent informed them that it was pending. On XX/XX/XXXX, borrower called to confirm that auto-draft was set up. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502065	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called regarding their statement and escrow shortage, and escrow removal letter was requested. On XX/XX/XXXX, borrower called wanting to know why servicer was charging him escrow when he got own insurance. Agent advised that he is paying escrow shortage, and once it is paid, the shortage payment can be removed. Borrower was unhappy and asked to speak to a supervisor. Supervisor explained the same regarding lender placed insurance, and offered option to pay the shortage in a lump sum. Supervisor also mentioned prior modification from XXXX. No further borrower contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502079	XXXX	XXXX		3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Authorized third party called XX/XX/XXXX to confirm payment posted to account. Authorized third party called XX/XX/XXXX to make payment on account. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502078	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there was XX contact attempt and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
							01/31/2026	2/XX/2026
812502043	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact evident. XX outbound attempts during review period, the last of which occurred XX/XX/XXXX. Loan was XX days past due XX/XXXX, but has performed since.
							01/31/2026	2/XX/2026
812502118	XXXX	XXXX		3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current for the past XX months.
							01/31/2026	2/XX/2026
812502096	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were XX contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
							01/31/2026	2/XX/2026
812502032	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an insurance payment related inquiry. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower inquired about a letter they received about their insurance. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812500032	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the successor in interest from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. The borrower is deceased. No other detrimental issues were noted. The loan is currently performing.
							01/31/2026	2/XX/2026
812502057	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on letter that they received. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX to replace the returned prior payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026
812502088	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss deferral and assistance options on account. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	1/XX/2026
812500042	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the co-borrower stated that their intent is to pay off the loan and requested a payoff quote. There was no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2026	2/XX/2026